Subsequent Events	9 Months Ended
Sep. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

11. Subsequent Events

The Company evaluated all events or transactions that occurred after the balance sheet date of December 31, 2013 through June 5, 2014, the date on which these financial statements were available to be issued.

Series D Convertible Preferred Stock

On April 23, 2014, the Company completed the sale of 4,126,080 shares of Series D convertible preferred stock to new and existing investors at $11.96 per share for net cash proceeds of $49.2 million.

Amended Certificate of Incorporation in Connection with the Issuance of the Series D Convertible Preferred Stock

The certificate of incorporation as amended immediately prior to the issuance of the Series D convertible preferred stock is described below.

The holders of the Series C and Series D convertible preferred stock on a pari passu basis and in priority have preference to the holders of the Series B and Series A convertible preferred stock and the holders of common stock. The holders of the Series B convertible preferred stock have priority over the holders of Series A convertible preferred stock and the holders of common stock.

         After payment of the liquidation preferences, the remaining assets, if any, will be distributed to the holders of the common stock and the Series B, Series C and Series D convertible preferred stock on a pro rata basis. Each share of convertible preferred stock is automatically converted into common stock immediately upon (i) the Company’s sale of its common stock in a firm commitment underwritten public offering pursuant to a registration statement under the Securities Act of 1933, as amended, in which the per share price is at least $35.87 (as adjusted) and the net cash proceeds are at least $70,000,000 or (ii) upon the written consent of 75% of the then outstanding Preferred Stock on an as-converted basis (the Preferred Stockholders).

The following table summarizes the preferred stock preferences in connection with the issuance of the Series D convertible preferred stock:

	Dividend Rate	Conversion Rate	Liquidation Preference Per Share
Series D	8%	1:1	$11.96
Series C	8%	1:1	8.79
Series B	8%	1:1	8.79
Series A	8%	1:2.193204365	31.092

At any time following the sixth anniversary of the date the first share of Series D convertible preferred stock was issued, if requested in writing by the Preferred Stockholders, the Company shall, to the extent it may lawfully do so, redeem all of the outstanding Series A convertible preferred stock, Series B convertible preferred stock, Series C convertible preferred stock and Series D convertible preferred stock in two equal annual installments to be made on both the date that is 60 days following the date of the Preferred Stockholders written request and on the one-year anniversary following the date of the Preferred Stockholders written request.

The Company is accreting the issuance costs of the convertible preferred stock and the convertible preferred stock purchase right up to the redemption amount using the effective interest rate method. The Company does not have any redemption requirements until 2020. The aggregate amount of redemption requirements for all series of convertible preferred stock outstanding, excluding warrants that are potentially redeemable assuming exercise of redemption rights at the earliest possible date is $136.8 million, of which $68.4 million is redeemable in each of the years ending December 31, 2020 and 2021.

The preferred stockholders have voting rights equal to the number of common shares they would own upon conversion of their shares of convertible preferred stock, which is currently at a ratio of 2.193204365 shares of common stock to one share of Series A convertible preferred stock for the Series A preferred stockholders and at a one-for-one ratio into common stock for the Series B, Series C and Series D preferred stockholders.

Reverse Stock Split

On July 31, 2014, the Company filed an amendment to its amended and restated certificate of incorporation, affecting a one-for-35.16 reverse stock split of its outstanding common and convertible preferred stock, which was approved by the Company’s board of directors on July 29, 2014. The accompanying financial statements and notes to the financial statements give retroactive effect to the reverse split for all periods presented.